PREPAID EXPENSES (Tables)	6 Months Ended
Sep. 30, 2012
PREPAID EXPENSES [Abstract]
Schedule of Prepaid Expenses

Prepaid expenses consisted of the following:

	September 30, 2012	March 31, 2012

Prepaid research and development	$12,937	$128,445

Prepaid rent	6,250	21,250

Retainer	-	15,000

Other	3,384	4,179

	$22,571	$168,874